NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Note Payable	$ 207,100	$ 149,879	$ 95,728
Promissory Notes Payable [Member]
Note Payable	73,228	73,228	73,228
Promissory Notes Payable 1 [Member]
Note Payable	2,500	2,500	2,500
Promissory Notes Payable 2 [Member]
Note Payable	20,000	20,000	20,000
Promissory Notes Payable 3 [Member]
Note Payable	4,571	4,571	0
Promissory Notes Payable 4 [Member]
Note Payable	763	763	0
Promissory Notes Payable 5 [Member]
Note Payable	7,341	7,341	0
Promissory Notes Payable 6 [Member]
Note Payable	2,500	2,500	0
Promissory Notes Payable 7 [Member]
Note Payable	5,000	5,000	0
Promissory Notes Payable 8 [Member]
Note Payable	13,000	13,000	0
Promissory Notes Payable 9 Member
Note Payable	8,000	8,000	0
Promissory Notes Payable 10 Member
Note Payable	976	976	0
Promissory Notes Payable 11 Member
Note Payable	12,000	12,000	0
Promissory Notes Payable 12 Member
Note Payable	3,500	0
Promissory Notes Payable 13 Member
Note Payable	5,000	0
Promissory Notes Payable 14 Member
Note Payable	6,123	0
Promissory Notes Payable 15 Member
Note Payable	5,000	0
Promissory Notes Payable 16 Member
Note Payable	12,000	0
Promissory Notes Payable 17 Member
Note Payable	1,341	0
Promissory Notes Payable 18 Member
Note Payable	1,498	0
Promissory Notes Payable 19 Member
Note Payable	5,300	0
Promissory Notes Payable 20 Member
Note Payable	3,000	0
Promissory Notes Payable 21 Member
Note Payable	1,791	0
Total Promissory Notes Payable [Member]
Note Payable	207,100	149,979	$ 95,728
Promissory Notes Payable 22 Member
Note Payable	7,500	0
Promissory Notes Payable 23 Member
Note Payable	4,500	0
Promissory Notes Payable 24 Member
Note Payable	$ 668	$ 0